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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223

                          Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2006 through March 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    STRATEGIC
                                     INCOME
                                      FUND

                                   Semiannual
                                     Report

                                     3/31/07

                               [LOGO]PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          35

Notes to Financial Statements                                                 44

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       53

Trustees, Officers and Service Providers                                      58

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. These were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during this period.

The markets were supported by relatively low short-term interest rates and generally strong economies around the globe. The U.S. stock market, as measured by the Standard & Poor's 500 Index, gained approximately 10% over the 12 months ending March 31, 2007. European and emerging markets equities performed even better, with indexes in those regions rising more than 20% over the same period. The U.S. bond market, despite growing concerns about the health of the U.S. mortgage industry, gained roughly 7% over the past 12 months, as measured by the Lehman Aggregate Bond Index. The high yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned nearly 12%.

We believe that the climate for investors generally will continue to be positive. While still strong, the U.S. economy has slowed. This was due in part to the lagging effects of rising energy and commodity prices, rising short-term interest rates from historically low levels, and the effect of U.S. factories approaching full utilization.

We have enjoyed a cyclical recovery with strong economic growth, and the U.S. economy now appears to be slowing to a rate that may be more sustainable. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, and continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

Letter

In Europe, healthy labor markets are supporting growing consumption and rising GDP growth. Inflationary pressures appear to be largely under control, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. Japanese economic growth continues to make progress, and the country has become a more attractive market compared to recent years. China continues its rise as a world economic power, and its stock market has experienced the wide market swings that often accompany rapid growth.

While the outlook generally appears favorable for investors, sudden swings in the markets should be expected. Just as staying diversified and staying invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareowners to work closely with their financial advisor to find the appropriate mix of investments in stocks, bonds and money market assets so that it is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury, President and CEO
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/07
--------------------------------------------------------------------------------

Fixed-income markets, led by higher-yielding, lower rated sectors, produced moderate returns over the six months ending March 31, 2007, weathering some volatility late in the period. Persistent economic growth, improving corporate profits, and modest changes in interest rates contributed to a relatively benign backdrop for fixed-income investing for much of the period. The following is an interview with Kenneth J. Taubes, who discusses the performance of Pioneer Strategic Income Fund during the six months. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Fund.

Q:  How did the Fund perform during the six months ended March 31, 2007?

A: Pioneer Strategic Income Fund's Class A shares produced a total return of 4.17%, at net asset value, for the six months, outperforming the benchmark Lehman U.S. Universal Index, which rose by 3.12%. During the same period, the average return of 123 funds in Lipper's multi-sector income fund category was 4.66%. On March 31, 2007, the 30-day SEC yield on Class A shares was 4.57%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What were the principal factors that influenced Fund performance?

A: We saw relatively modest changes in interest rates all along the yield curve - which tracks the relationships of bond yields and maturities -- over the six months. In this environment, we employed a general strategy to invest in holdings of bonds of different maturities, while underweighting longer-term bonds and placing greater emphasis on intermediate- and short-term securities. We took that approach, which helped performance of the Fund, because we remained concerned about inflationary

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    pressures, even though the Federal Reserve Board kept short-term interest rates unchanged. This situation typically leads to underperformance by longer-term bonds as the yield curve steepens, with longer-term yields rising more than intermediate- and short-term yields.

    We also believed the economy remained strong, justifying a continuing emphasis on corporate, high-yield bonds. While economic growth, measured by gross domestic product, might have been decelerating somewhat, it was still positive. Corporate profits remained high, and exports to foreign nations were growing at double-digit rates. At the same time, unemployment was low. Although weakness in the housing industry was constraining overall economic growth, we did not believe there were great risks of a major downturn in the economy in the absence of rising unemployment and potential for higher interest rates. Moreover, we thought problems in the automobile industry were relatively contained, although they had an influence on economic reports regarding industrial production.

    Our asset allocation decisions also helped performance. We continued to emphasize both corporate high-yield bonds, which accounted for 17.8% of Fund assets on March 31, 2007. While our commitment to corporate high-yield bonds remained, we did upgrade the overall quality of our high-yield holdings and added some high-yield bank loans to the portfolio as part of this quality upgrade. Over the six months, we added to our investments in mortgage pass-through securities, raising the weighting from 28% of assets to 34.5%. Both high-yield and mortgage-backed securities outperformed other sectors of the market for the period.

    We reduced exposure to emerging market debt during the six months to 11.3% of assets as we believed emerging market investments appeared less attractive relative to other sectors. We further de-emphasized investment-grade corporate bonds because of concerns about risks posed by heavy merger-and-acquisition activity in the equity market, and we underweighted Treasuries, although we did have a commitment to Treasury Inflation Protected Securities (TIPs), which performed very well.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/07                             (continued)
--------------------------------------------------------------------------------

    During a period in which the U.S. dollar weakened in relative value compared with many major foreign currencies, our foreign currency exposure also helped, especially our investments denominated in the euro, the Norwegian krone and the Swedish krona. Over the six months, we invested an average of 11% of Fund assets in securities denominated in foreign currencies.

    At the end of the six-month period, effective duration - a measure of a bond's price sensitivity to interest-rate changes - was 4.14 years, compared to almost 4.46 years six months earlier. Average credit quality remained A.

Q:  What types of individual holdings had the greatest influence on results?

A: One of the top performers among our high-yield holdings was a bond issued by FMG Financial, an Australian company. The bonds are helping finance a major iron ore mining and shipping project in Australia, designed to respond to strong demand for iron from China and other emerging markets. Securities issued by Trust Street Properties, a real estate investment trust, appreciated when the company received a takeover proposal. In addition, Eschelon Telecom, a local telecommunications services provider, received a buyout proposal from another carrier, lifting the value of its bonds. After performing poorly before the period because of weakness in the Florida housing market, bonds of WCI Communities, a residential real estate development company, recovered in value during the period after investor Carl Icahn announced a takeover bid for the company.

    We did, however, have some disappointments. Securities of Greenbrier, a major producer of railroad cars, underperformed when declining rail shipments resulted in slippage in new-equipment orders. Bonds of Station Casinos, a Las Vegas-based casino and hotel chain, also lost value when management announced a buyout proposal that was potentially unfavorable to bondholders.

Q:  What is your investment outlook?

A: We believe the economy will continue to grow moderately, perhaps at an annual rate of about 2% early in the year, with the possibility of a pickup later in 2007. We believe growth outside the United

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    States is likely to be more robust, which should be favorable for export-producing companies. Although the housing industry has been weak, strong employment should help that area over the longer term. In this environment, we believe the Federal Reserve Board is likely to remain defensive, especially in the absence of evidence that inflationary pressures are declining. This scenario could lead to a steepening of the yield curve, with a relative underperformance among longer-maturity high-grade bonds.


    Given this outlook, we anticipate focusing on shorter-term maturities and continuing to improve overall credit quality, including by reducing our investments in CCC-rated securities, part of the lower-quality tier of the high-yield universe. While we think high-yield bonds have the potential to continue to perform well in a period in which corporate profit growth remains steady, we believe it does not make sense to maximize our allocation to lower-rated securities, especially at current valuations and when there is uncertainty about the future direction of economic growth and monetary policies of the Federal Reserve Board.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. The securities issued by U.S. Government sponsored entities (i.e. Fannie Mae, Freddie Mac) are neither guaranteed nor issued by the U.S. Government. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/07                             (continued)
--------------------------------------------------------------------------------

Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Securities                                                  53.0%
U.S. Corporate Bonds                                                        32.2%
Foreign Government Bonds                                                     5.5%
Asset Backed Securities                                                      3.7%
Senior Secured Loans                                                         2.7%
Temporary Cash Investment                                                    1.1%
Collateralized Mortgage Obligations                                          0.9%
Municipal Bonds                                                              0.8%
Supranational Bonds                                                          0.1%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

AAA                                                                          0.1%
AA                                                                           0.3%
A                                                                            1.6%
BBB                                                                          5.5%
BB                                                                           9.2%
B & Lower                                                                   18.2%
Cash Equivalents                                                             5.3%
Treasury/Agency                                                             54.4%
Not Rated                                                                    5.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

  1.  U.S. Treasury Notes, 3.625%, 1/15/10                                  2.06%
  2.  U.S. Treasury Inflation Notes, 1.875%, 7/15/15                        1.80
  3.  U.S. Treasury Inflation Notes, 3.0%, 7/15/12                          1.67
  4.  U.S. Treasury Bonds, 6.25%, 8/15/23                                   1.44
  5.  U.S. Treasury Notes, 3.75%, 3/31/07                                   1.38
  6.  U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12           1.28
  7.  U.S. Treasury Bonds, 5.25%, 11/15/28                                  1.16
  8.  Government of Sweden, 5.25%, 3/15/11                                  1.14
  9.  Government National Mortgage Association, 5.5%, 2/15/37               1.09
 10.  United Kingdom Treasury, 4.75%, 6/7/10                                1.00

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class                 3/31/07         9/30/06
 -----                 -------         -------
   A                   $10.51          $10.33
   B                   $10.35          $10.18
   C                   $10.29          $10.12
   R                   $10.68          $10.50
   Y                   $10.51          $10.35

Distributions Per Share
--------------------------------------------------------------------------------

                                 10/1/06 - 3/31/07
                                 -----------------
                  Net Investment     Short-Term      Long-Term
 Class                Income       Capital Gains   Capital Gains
 -----                ------       -------------   -------------
   A                  $0.2476          $   -          $   -
   B                  $0.2024          $   -          $   -
   C                  $0.2054          $   -          $   -
   R                  $0.2433          $   -          $   -
   Y                  $0.2677          $   -          $   -

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fundat public offering price, compared to that of the Lehman Brothers U.S. Universal Index.

-----------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2007)
                                     Net Asset         Public Offering
 Period                              Value (NAV)         Price (POP)
Life-of-Class
(4/15/99)                               7.74%               7.12%
5 Years                                 9.78                8.77
1 Year                                  7.55                2.74
-----------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2007)

                                        Gross                Net
                                        1.11%               1.11%
-----------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

            Pioneer Strategic     Lehman Brothers
              Income Fund      U.S. Universal Index
4/99              9550                10000
3/00              9432                10185
3/01             10139                11404
3/02             10800                11987
3/03             12312                13361
3/04             14384                14260
3/05             15380                14496
3/06             16011                14923
3/07             17203                15970

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

-------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2007)
                                         If                  If
Period                                  Held              Redeemed
Life-of-Class
(4/15/99)                               6.95%               6.95%
5 Years                                 8.92                8.92
1 Year                                  6.66                2.66
-------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2007)

                                        Gross                Net
                                        1.88%               1.88%
-------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

            Pioneer Strategic     Lehman Brothers
              Income Fund      U.S. Universal Index
4/99             10000                 10000
3/00              9821                 10185
3/01             10479                 11404
3/02             11079                 11987
3/03             12533                 13361
3/04             14526                 14260
3/05             15417                 14496
3/06             15923                 14923
3/07             16967                 15970

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004,
the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

-------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2007)
                                         If                  If
Period                                  Held              Redeemed
Life-of-Class
(4/15/99)                               6.95%               6.95%
5 Years                                 8.94                8.94
1 Year                                  6.65                6.65
-------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2007)

                                        Gross                Net
                                        1.81%               1.81%
-------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

            Pioneer Strategic     Lehman Brothers
              Income Fund      U.S. Universal Index
4/99             10000                10000
3/00              9845                10185
3/01             10481                11404
3/02             11092                11987
3/03             12552                13361
3/04             14525                14260
3/05             15428                14496
3/06             15959                14923
3/07             17020                15970

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/07                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

-------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2007)
                                         If                   If
Period                                  Held               Redeemed
Life-of-Class
(4/15/99)                               7.45%               7.45%
5 Years                                 9.64                9.64
1 Year                                  7.36                7.36
-------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated February 1, 2007)

                                        Gross                Net
                                        1.27%               1.27%
-------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

            Pioneer Strategic     Lehman Brothers
              Income Fund      U.S. Universal Index
4/99             10000                10000
3/00              9829                10185
3/01             10513                11404
3/02             11142                11987
3/03             12640                13361
3/04             14838                14260
3/05             15818                14496
3/06             16441                14923
3/07             17650                15970

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

-------------------------------------------------------------------
Average Annual Total Returns
(As of March 31, 2007)
                                         If                   If
Period                                  Held               Redeemed
Life-of-Class
(4/15/99)*                              7.87%               7.87%
5 Years                                10.00               10.00
1 Year                                  7.78                7.78
-------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2007)

                                        Gross                Net
                                        0.67%               0.67%
-------------------------------------------------------------------

* Inception date of the Fund's Class A shares. Class Y shares commenced operations on 9/9/04.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

            Pioneer Strategic     Lehman Brothers
              Income Fund      U.S. Universal Index
4/99             10000                10000
3/00              9874                10185
3/01             10614                11404
3/02             11305                11987
3/03             12889                13361
3/04             15057                14260
3/05             16145                14496
3/06             16894                14923
3/07             18192                15970

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 3/31/07
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income Fund

Based on actual returns from October 1, 2006 through March 31, 2007.

Share Class                         A            B            C            R            Y
---------------------------------------------------------------------------------------------
 Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 10/1/06
 Ending Account Value           $1,041.70    $1,036.90    $1,037.40    $1,040.60    $1,041.70
 On 3/31/07
 Expenses Paid During Period*   $    5.40    $    9.55    $    9.14    $    6.16    $    4.68

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.88%, 1.80%, 1.21% and 0.92% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2006 through March 31, 2007.

Share Class                         A            B            C            R            Y
---------------------------------------------------------------------------------------------
 Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 10/1/06
 Ending Account Value           $1,019.65    $1,015.56    $1,015.96    $1,018.90    $1,020.34
 On 3/31/07
 Expenses Paid During Period*   $    5.34    $    9.45    $    9.05    $    6.09    $    4.63

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.88%, 1.80%, 1.21% and 0.92% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/07 (unaudited)
--------------------------------------------------------------------------------

                   S&P/
   Principal     Moody's
    Amount       Ratings
    USD ($)    (unaudited)                                                          Value
                             ASSET BACKED SECURITIES - 3.5%
                             Energy - 0.7%
                             Oil & Gas Equipment & Services - 0.2%
   2,400,000   A/A1          Nakilat, Inc., 6.267%, 12/31/33 (144A)        $    2,364,672
                                                                           --------------
                             Oil & Gas Exploration & Production - 0.5%
   6,080,185   BBB+/NR       Gazprom International SA, 7.201%,
                               2/1/20 (144A)                               $    6,384,194
                                                                           --------------
                             Total Energy                                  $    8,748,866
                                                                           --------------
                             Transportation - 0.2%
                             Airlines - 0.2%
   1,909,996   BBB-/Ba1      Continental Airlines, Inc., 6.795%, 8/2/18    $    1,908,802
                                                                           --------------
                             Total Transportation                          $    1,908,802
                                                                           --------------
                             Consumer Services - 0.1%
                             Restaurants - 0.1%
   1,065,000   BB/Ba3        Dunkin Brands Master Finance LLC, 8.28%,
                               6/20/31 (144A)                              $    1,089,314
                                                                           --------------
                             Total Consumer Services                       $    1,089,314
                                                                           --------------
                             Banks - 0.3%
                             Thrifts & Mortgage Finance - 0.3%
   4,167,315   A-/Baa1       Taganka Car Loan Finance Plc, 6.32%,
                               11/14/13 (144A) (c)                         $    4,167,273
                                                                           --------------
                             Total Banks                                   $    4,167,273
                                                                           --------------
                             Diversified Financials - 0.9%
                             Diversified Financial Services - 0.8%
   3,846,004   BB-/Ba1       Caithness Coso Fund Corp., 6.263%,
                               6/15/14 (144A)                              $    3,826,159
   3,192,119   BBB+/Baa2     PF Export Receivable Master Trust, 6.436%,
                               6/1/15 (144A)                                    3,255,961
   4,197,837   BBB/Baa2      Power Receivables Finance, 6.29%,
                               1/1/12 (144A)                                    4,241,033
                                                                           --------------
                                                                           $   11,323,153
                                                                           --------------
                             Specialized Finance - 0.1%
     650,000   A/A2          Aegis Asset Backed Securities,
                               6.97%, 1/25/34 (c)                          $      654,887
                                                                           --------------
                             Total Diversified Financials                  $   11,978,040
                                                                           --------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/
   Principal     Moody's
    Amount       Ratings
    USD ($)    (unaudited)                                                          Value
                             Utilities - 0.9%
                             Electric Utilities - 0.9%
   3,694,680   BB-/Ba2       FPL Energy Wind Funding, 6.876%,
                               6/27/17 (144A)                              $    3,750,100
   4,934,655   NR/NR         Ormat Funding Corp., 8.25%, 12/30/20               4,996,339
   3,037,346   BB-/Ba2       Tenaska Alabama, 7.0%, 6/30/21 (144A)              3,056,688
                                                                           --------------
                                                                           $   11,803,127
                                                                           --------------
                             Total Utilities                               $   11,803,127
                                                                           --------------
                             Government - 0.4%
                             Government - 0.4%
   4,735,581   BB+/Ba2       Republic of Columbia, 9.75%, 4/9/11           $    5,128,634
                                                                           --------------
                             Total Government                              $    5,128,634
                                                                           --------------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $44,128,535)                            $   44,824,056
                                                                           --------------
                             COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
                             Banks - 0.6%
                             Thrifts & Mortgage Finance - 0.6%
   2,020,000   NR/Ba2        SBA CMBS Trust, 6.904%, 11/15/36              $    2,034,639
   4,750,000   BB/Ba2        T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)         4,842,402
                                                                           --------------
                                                                           $    6,877,041
                                                                           --------------
                             Total Banks                                   $    6,877,041
                                                                           --------------
                             Diversified Financials - 0.3%
                             Diversified Financial Services - 0.3%
   1,376,000   NR/Ba1        Global Signal, 7.036%, 2/15/36 (144A)         $    1,390,593
   2,780,000   NR/Ba2        Tower 2004-2A F, 6.376%, 12/15/14                  2,691,533
                                                                           --------------
                                                                           $    4,082,126
                                                                           --------------
                             Total Diversified Financials                  $    4,082,126
                                                                           --------------
                             TOTAL COLLATERALIZED MORTGAGE
                             OBLIGATIONS
                             (Cost $10,925,993)                            $   10,959,167
                                                                           --------------
                             CORPORATE BONDS - 30.5%
                             Energy - 3.7%
                             Coal & Consumable Fuels - 0.6%
   3,500,000   B+/Ba3        Adaro Finance BV, 8.5%, 12/8/10 (144A)        $    3,640,000
   4,450,000   B+/B2         Massey Energy Co., 6.875%, 12/15/13                4,221,938
                                                                           --------------
                                                                           $    7,861,938
                                                                           --------------


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                          S&P/
         Principal      Moody's
           Amount       Ratings
          USD ($)     (unaudited)                                                                 Value
                                    Oil & Gas Drilling - 0.7%
         6,570,000    NR/NR         DDI Holding AS, 9.3%, 1/19/12 (144A)                 $    6,849,225
         1,355,000    NR/NR         DDI Holding AS, 9.3%, 4/23/12 (144A)                      1,409,200
                                                                                         --------------
                                                                                         $    8,258,425
                                                                                         --------------
                                    Oil & Gas Equipment & Services - 0.5%
         1,965,000    A+/Aa3        Nakilat, Inc., 6.067%, 12/31/33 (144A)               $    1,895,203
        13,500,000    NR/NR         Petromena AS, 9.75%, 5/24/12 (144A)                       2,342,709
         2,545,000    NR/B1         Semgroup LP, 8.75%, 11/15/15 (144A)                       2,583,175
                                                                                         --------------
                                                                                         $    6,821,087
                                                                                         --------------
                                    Oil & Gas Exploration & Production - 1.7%
         3,820,000    B-/B3         Baytex Energy, Ltd., 9.625%, 7/15/10                 $    4,011,000
           495,000    B-/B3         Clayton Williams Energy, 7.75%, 8/1/13                      465,300
         4,175,000    B/B2          Compton Petroleum Corp., 7.625%, 12/1/13                  4,081,063
         2,565,000    B-/Caa1       Harvest Operations Corp., 7.875%, 10/15/11                2,459,194
ITL  2,825,000,000    BBB-/Baa1     Petroleos Mexicanos, 7.375%, 8/13/07                      1,965,992
         1,660,000    CCC+/Caa2     Petroquest Energy, Inc., 10.375%, 5/15/12                 1,734,700
         3,400,000    B/B1          Quicksilver Resources, Inc., 7.125%, 4/1/16               3,349,000
           815,000    BB+/Ba2       Southern Star Central Corp., 6.75%, 3/1/16                  815,000
         2,625,000    B+/B2         Verasun Energy Corp., 9.875%, 12/15/12 (b)                2,736,563
                                                                                         --------------
                                                                                         $   21,617,812
                                                                                         --------------
                                    Oil & Gas Storage & Transportation - 0.2%
           535,000    B+/B2         Copano Energy LLC, 8.125%, 3/1/16                    $      553,725
         1,255,000    B/B1          Inergy LP, 8.25%, 3/1/16                                  1,317,750
           815,000    B-/B3         Targa Resources, Inc., 8.50%, 11/1/13 (144A)                831,300
                                                                                         --------------
                                                                                         $    2,702,775
                                                                                         --------------
                                    Total Energy                                         $   47,262,037
                                                                                         --------------
                                    Materials - 5.0%
                                    Aluminum - 0.8%
         1,695,000    B-/B3         Aleris International, Inc., 9.0%, 12/15/14 (144A)    $    1,788,225
         5,857,000    BB-/B1        Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)             5,864,321
         2,160,000    B/B2          Novelis, Inc., 7.25%, 2/15/15                             2,284,200
                                                                                         --------------
                                                                                         $    9,936,746
                                                                                         --------------
                                    Commodity Chemicals - 0.9%
         1,690,000    B+/B1         Arco Chemical Co., 9.8%, 2/1/20                      $    1,973,075
         5,020,000    B+/B1         Georgia Gulf Corp., 9.5%, 10/15/14 (144A)                 4,819,200
         4,805,000    B+/Ba3        Invista, 9.25%, 5/1/12 (144A)                             5,117,325
                                                                                         --------------
                                                                                         $   11,909,600
                                                                                         --------------
                                    Construction Materials - 0.3%
         4,030,000    B-/B2         U.S. Concrete, Inc., 8.375%, 4/1/14                  $    4,090,450
                                                                                         --------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/
   Principal     Moody's
    Amount       Ratings
    USD ($)    (unaudited)                                                              Value
                             Diversified Chemical - 1.1%
   1,885,000   B-/B2         Basell Finance Co., 8.1%, 3/15/27 (144A)          $    1,885,000
   7,050,000   B/B2          Crystal US Holdings, Inc., 10.5%, 10/1/14 (c)          6,547,688
   1,750,000   B-/B2         Ineos Group Holdings Plc, 7.875%,
                               2/15/16 (144A)                                       2,185,131
   2,800,000   B-/B2         Phibro Animal Health Corp., 10.0%,
                               8/1/13 (144A)                                        2,982,000
                                                                               --------------
                                                                               $   13,599,819
                                                                               --------------
                             Diversified Metals & Mining - 1.1%
   1,690,000   B-/Caa1       American Rock Salt Co., LLC, 9.5%, 3/15/14        $    1,711,125
   1,580,000   BB-/Ba3       FMG Finance Pty, Ltd., 10.625%, 9/1/16 (144A)          1,817,000
   3,000,000   BBB/Baa3      Vale Overseas, Ltd., 6.25%, 1/11/16                    3,054,315
   3,300,000   BBB/Baa3      Vale Overseas, Ltd., 8.25%, 1/17/34                    3,955,311
   2,985,000   BB/Ba1        Vedenta Resources Plc, 6.625%, 2/22/10 (144A)          2,988,731
                                                                               --------------
                                                                               $   13,526,482
                                                                               --------------
                             Forest Products - 0.1%
   2,710,000   CCC+/B2       Ainsworth Lumber, 6.75%, 3/15/14 (b)              $    1,883,450
                                                                               --------------
                             Paper Packaging - 0.2%
   2,220,000   CCC+/Caa1     Graham Packaging Co., 9.875%, 10/15/14 (b)        $    2,264,400
                                                                               --------------
                             Paper Products - 0.5%
   3,000,000   B+/B3         Abitibi-Consolidated, Inc., 6.0%, 6/20/13         $    2,550,000
   3,620,000   B+/B3         Bowater, Inc., 6.5%, 6/15/13                           3,267,050
                                                                               --------------
                                                                               $    5,817,050
                                                                               --------------
                             Total Materials                                   $   63,027,997
                                                                               --------------
                             Capital Goods - 2.8%
                             Aerospace & Defense - 0.1%
     400,000   BB+/Ba3       L-3 Communications Corp., 6.125%, 1/15/14         $      393,000
   1,265,000   BB+/Ba3       L-3 Communications Corp., 6.375%, 10/15/15             1,253,931
                                                                               --------------
                                                                               $    1,646,931
                                                                               --------------
                             Building Products - 0.4%
   2,740,000   B/B2          Builders Firstsource, Inc., 9.61%, 2/15/12 (c)    $    2,781,100
   1,545,000   B/B2          Esco Corp., 9.23%, 12/15/13 (144A) (c)                 1,606,800
                                                                               --------------
                                                                               $    4,387,900
                                                                               --------------
                             Construction & Engineering - 0.3%
     315,000   BB-/Ba3       Desarrolladora Homex SA, 7.5%, 9/28/15            $      325,080
   3,550,000   B+/Ba3        Dycom Industries, 8.125%, 10/15/15                     3,727,500
                                                                               --------------
                                                                               $    4,052,580
                                                                               --------------


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                   S&P/
   Principal     Moody's
    Amount       Ratings
    USD ($)    (unaudited)                                                            Value
                             Construction, Farm Machinery & Heavy Trucks - 0.6%
   2,025,000   B+/B1         Commercial Vehicle Group, 8.0%, 7/1/13          $    2,045,250
   4,660,000   B+/B2         Greenbrier Co., Inc., 8.375%, 5/15/15                4,729,900
   1,120,000   B/B3          Titan Wheel International, Inc., 8.0%,
                               1/15/12 (144A)                                     1,152,200
                                                                             --------------
                                                                             $    7,927,350
                                                                             --------------
                             Electrical Component & Equipment - 0.2%
   3,000,000   NR/NR         Power Contract Financing LLC, 0.0%,
                               2/5/10 (144A) (c)                             $    2,445,000
                                                                             --------------
                             Industrial Machinery - 0.2%
   2,150,000   B/B1          Gardner Denver, Inc., 8.0%, 5/1/13 (144A)       $    2,268,250
                                                                             --------------
                             Trading Companies & Distributors - 1.0%
   6,925,000   BBB-/Baa3     Glencore Funding LLC, 6.0%, 4/15/14 (144A)      $    6,863,998
   6,700,000   BB+/Ba1       Noble Group, Ltd., 6.625%, 3/17/15 (144A)            6,315,045
                                                                             --------------
                                                                             $   13,179,043
                                                                             --------------
                             Total Capital Goods                             $   35,907,054
                                                                             --------------
                             Commercial Services & Supplies - 1.5%
                             Diversified Commercial Services - 1.0%
     250,000   B+/Ba2        FTI Consulting, 7.75%, 10/1/16                  $      262,500
   8,200,000   B-/B3         NCO Group, Inc., 10.23%, 11/15/13 (144A) (c)         8,220,500
   3,800,000   B-/B3         Park-Ohio Industries, Inc., 8.375%, 11/15/14         3,724,000
                                                                             --------------
                                                                             $   12,207,000
                                                                             --------------
                             Environmental & Facilities Services - 0.4%
   1,633,000   B+/Ba3        Clean Harbors, Inc., 11.25%, 7/15/12 (144A)     $    1,816,812
   3,780,000   CCC+/B3       Hydrochem Industrial Service, 9.25%,
                               2/15/13 (144A)                                     3,874,500
                                                                             --------------
                                                                             $    5,691,312
                                                                             --------------
                             Office Services & Supplies - 0.1%
   1,600,000   CCC/B3        Nutro Products, Inc., 9.40%, 10/15/13 (144A)    $    1,648,000
                                                                             --------------
                             Total Commercial Services & Supplies            $   19,546,312
                                                                             --------------
                             Transportation - 0.5%
                             Marine - 0.4%
   3,245,000   BB+/NR        CMA CGM SA, 7.25%, 2/1/13 (144A)                $    3,293,675
   1,835,000   BB-/Ba3       Stena AB, 7.0%, 12/1/16                              1,816,650
     150,000   B-/B3         Trailer Bridge, Inc., 9.25%, 11/15/11                  154,500
                                                                             --------------
                                                                             $    5,264,825
                                                                             --------------


22  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/
   Principal     Moody's
    Amount       Ratings
    USD ($)    (unaudited)                                                              Value
                             Railroads - 0.1%
     775,000   B-/B3         TFM SA De CV, 9.375%, 5/1/12                      $      833,125
                                                                               --------------
                             Total Transportation                              $    6,097,950
                                                                               --------------
                             Automobiles & Components - 0.4%
                             Auto Parts & Equipment - 0.4%
   4,585,000   B/B3          Baldor Electric, 8.625%, 2/15/17                  $    4,848,638
                                                                               --------------
                             Total Automobiles & Components                    $    4,848,638
                                                                               --------------
                             Consumer Durables & Apparel - 1.2%
                             Footwear - 0.2%
   2,495,000   BB-/B1        Brown Shoe Co., Inc., 8.75%, 5/1/12               $    2,644,700
                                                                               --------------
                             Homebuilding - 1.0%
   1,692,000   BBB-/BBB-     C10 Capital SPV, Ltd., 6.722%, 12/31/49 (c)       $    1,665,960
   2,900,000   BBB-/NR       C8 Capital SPV, Ltd., 6.64%, 12/31/49 (c)              2,865,200
   3,639,000   BB/Ba2        Meritage Homes Corp., 6.25%, 3/15/15                   3,284,198
   2,300,000   BB/Ba3        Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)         2,509,300
     310,000   B+/Caa1       WCI Communities, Inc., 6.625%, 3/15/15 (b)               289,850
   2,530,000   B-/Caa1       WCI Communities, Inc., 7.875%, 10/1/13 (b)             2,428,800
                                                                               --------------
                                                                               $   13,043,308
                                                                               --------------
                             Total Consumer Durables & Apparel                 $   15,688,008
                                                                               --------------
                             Consumer Services - 1.4%
                             Casinos & Gaming - 1.4%
   3,525,000   AAA/Aaa       Lottomatica S.p.A, 8.25%, 3/31/66 (144A)          $    5,169,265
   3,995,000   B/Ba3         Station Casinos, Inc., 6.625%, 3/15/18                 3,555,550
   5,000,000   CCC+/B3       Tropicana (Wimar), 9.625%, 12/15/14 (144A)             5,018,750
   4,100,000   B-/Caa1       Trump Entertainment Resorts, 8.5%, 6/1/15              4,141,000
                                                                               --------------
                                                                               $   17,884,565
                                                                               --------------
                             Total Consumer Services                           $   17,884,565
                                                                               --------------
                             Media - 1.3%
                             Broadcasting & Cable TV - 0.9%
   6,330,000   BB+/Ba2       C&M Finance, Ltd., 8.1%, 2/1/16 (144A)            $    6,646,500
   3,935,000   B-/B2         Kabel Deutschland GMBH, 10.625%, 7/1/14                4,387,525
                                                                               --------------
                                                                               $   11,034,025
                                                                               --------------
                             Movies & Entertainment - 0.4%
   5,030,000   B+/Ba2        Corp Interamer De Entret, 8.875%,
                               6/14/15 (144A)                                  $    5,143,175
                                                                               --------------
                             Total Media                                       $   16,177,200
                                                                               --------------


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                         S&P/
         Principal     Moody's
          Amount       Ratings
          USD ($)    (unaudited)                                                           Value
                                   Retailing - 0.1%
                                   Automotive Retail - 0.1%
         1,250,000   BB+/Ba2       Autonation, Inc., 7.0%, 4/15/14                $    1,262,500
                                                                                  --------------
                                   Total Retailing                                $    1,262,500
                                                                                  --------------
                                   Food, Beverage & Tobacco - 0.4%
                                   Brewers - 0.4%
           405,000   NR/NR         Argentine Beverages, 7.375%, 3/22/12 (144A)    $      416,138
         1,630,000   NR/NR         Cerveceria Nacio, 8.0%, 3/27/14 (144A)              1,658,525
         2,530,000   BBB/Baa1      Cia Brasileira de Bebida, 8.75%, 9/15/13            2,934,800
           535,000   BBB/Baa1      Cia Brasileira de Bebida, 10.5%, 12/15/11             642,000
                                                                                  --------------
                                                                                  $    5,651,463
                                                                                  --------------
                                   Total Food, Beverage & Tobacco                 $    5,651,463
                                                                                  --------------
                                   Health Care Equipment & Services - 0.3%
                                   Health Care Facilities - 0.1%
         1,150,000   BB-/B2        HCA, Inc., 9.625%, 11/15/16                    $    1,242,000
                                                                                  --------------
                                   Health Care Services - 0.2%
         3,015,000   CCC+/B3       Rural/Metro Corp., 9.875%, 3/15/15             $    3,195,900
                                                                                  --------------
                                   Total Health Care Equipment & Services         $    4,437,900
                                                                                  --------------
                                   Pharmaceuticals & Biotechnology - 0.6%
                                   Biotechnology - 0.4%
         5,225,000   B-/B3         Angiotech Pharmaceutical, 7.75%, 4/1/14        $    4,820,063
                                                                                  --------------
                                   Pharmaceuticals - 0.2%
         2,227,000   B-/Caa1       Warner Chilcott Corp., 8.75%, 2/1/15           $    2,321,648
                                                                                  --------------
                                   Total Pharmaceuticals & Biotechnology          $    7,141,711
                                                                                  --------------
                                   Banks - 1.8%
                                   Diversified Banks - 1.8%
         1,800,000   NR/Ba2        ALB Finance BV, 9.25%, 9/25/13                 $    1,746,000
           500,000   NR/B1         ALB Finance BV, 9.375%, 12/31/49                      454,550
         2,725,000   B/Ba1         ATF Bank JSC, 9.25%, 4/12/12 (144A)                 2,711,975
         1,225,000   B+/Ba1        ATF Capital BV, 9.25%, 2/21/14 (144A)               1,195,906
         2,420,000   BB+/Baa1      Kazkommerts International BV, 8.0%, 11/3/15         2,456,300
DKK          1,676   AA/Aa2        Nykredit, 6.0%, 10/1/29                                   315
DKK         79,177   AA/Aa2        Nykredit, 7.0%, 10/1/32                                15,340
         2,000,000   B+/Ba2        Russian Stand Bank, 7.5%, 10/7/10 (144A)            1,922,500
         3,000,000   NR/NR         Sibacademfinance Plc, 9.0%, 5/12/09 (144A)          3,038,790


24  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/
   Principal     Moody's
    Amount       Ratings
    USD ($)    (unaudited)                                                                Value
                             Diversified Banks - (continued)
   1,295,000   BB+/Baa2      TNK-BP Finance SA, 6.625%, 3/20/17 (144A)           $    1,285,288
   4,160,000   BB+/Baa2      TNK-BP Finance SA, 7.5%, 7/18/16 (144A)                  4,388,800
   3,420,000   BB/Baa1       Turanalem Finance BV, 8.5%, 2/10/15 (144A)               3,467,025
                                                                                 --------------
                                                                                 $   22,682,789
                                                                                 --------------
                             Total Banks                                         $   22,682,789
                                                                                 --------------
                             Diversified Financials - 2.3%
                             Consumer Finance - 0.7%
   4,180,000   B/B1          Ford Motor Credit Co., 5.7%, 1/15/10                $    4,001,393
   4,559,000   A/A2          SLM Corp., 4.0%, 7/25/14 (c)                             4,199,979
                                                                                 --------------
                                                                                 $    8,201,372
                                                                                 --------------
                             Investment Banking & Brokerage - 0.1%
     675,000   B/NR          Sistema Finance SA, 10.25%, 4/14/08                 $      701,460
                                                                                 --------------
                             Diversified Financial Services - 0.0%
   1,095,000   BB/NR         ISA Capital Do Brasil SA, 8.8%, 1/30/17 (144A)      $    1,163,438
                                                                                 --------------
                             Specialized Finance - 1.5%
   5,538,500   NR/Baa3       Alfa Div Pymt Rights, 7.25%, 12/15/11 (144A) (c)    $    5,538,500
   3,815,000   B-/B2e        Ceva Group Plc, 8.5%, 12/1/14 (144A)                     5,247,586
   2,200,000   BB/Ba2        Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)                 2,167,000
   3,200,000   BB/Ba2        NSG Holdings, LLC, 7.75%, 12/15/25 (144A)                3,344,000
   2,125,000   CCC+/B2       Sally Holdings, 9.25%, 11/15/14 (144A)                   2,183,438
                                                                                 --------------
                                                                                 $   18,480,524
                                                                                 --------------
                             Total Diversified Financials                        $   28,546,794
                                                                                 --------------
                             Insurance - 2.6%
                             Life & Health Insurance - 0.4%
   5,400,000   B-/B2         Presidential Life Corp., 7.875%, 2/15/09            $    5,454,000
                                                                                 --------------
                             Multi-Line Insurance - 0.6%
   5,186,000   BB+/Ba1       Hanover Insurance Group, 7.625%, 10/15/25           $    5,569,463
   2,525,000   BB+/Ba1       Liberty Mutual Group, 7.0%, 3/15/37 (144A)               2,489,423
                                                                                 --------------
                                                                                 $    8,058,886
                                                                                 --------------
                             Property & Casualty Insurance - 0.9%
   5,250,000   BBB-/NR       Kingsway America, Inc., 7.5%, 2/1/14                $    5,421,612
   5,150,000   BBB-/Baa3     Ohio Casualty Corp., 7.3%, 6/15/14                       5,519,008
                                                                                 --------------
                                                                                 $   10,940,620
                                                                                 --------------
                             Reinsurance - 0.7%
   7,625,000   BBB/NR        Platinum Underwriters Holdings, 7.50%, 6/1/17       $    8,068,287
                                                                                 --------------
                             Total Insurance                                     $   32,521,793
                                                                                 --------------


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                   S&P/
   Principal     Moody's
    Amount       Ratings
    USD ($)    (unaudited)                                                              Value
                             Real Estate - 1.1%
                             Real Estate Management & Development - 0.1%
   1,540,000   BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15           $    1,566,950
                                                                               --------------
                             Real Estate Investment Trusts - 1.0%
   2,310,000   BB-/Ba2       BF Saul Real Estate Investment Trust,
                               7.5%, 3/1/14                                    $    2,344,650
     690,000   B/B1          Crescent Real Estate, 9.25%, 4/15/09                     705,525
   6,390,000   A+/Aa1        Trustreet Properties, Inc., 7.5%, 4/1/15               6,960,421
   2,115,000   BB+/Ba2       Ventas Realty Capital Corp., 7.125%,
                               6/1/15 (144A)                                        2,215,463
                                                                               --------------
                                                                               $   12,226,059
                                                                               --------------
                             Total Real Estate                                 $   13,793,009
                                                                               --------------
                             Technology Hardware & Equipment - 0.6%
                             Communications Equipment - 0.2%
   1,930,000   B+/B1         Mastec, Inc., 7.625%, 2/1/17 (144A)               $    1,954,125
                                                                               --------------
                             Technology Distributors - 0.4%
   5,609,000   BB+/Ba1       Anixter International Corp., 5.95%, 3/1/15        $    5,272,460
                                                                               --------------
                             Total Technology Hardware & Equipment             $    7,226,585
                                                                               --------------
                             Semiconductors - 0.3%
                             Semiconductors - 0.3%
   2,920,000   BBB-/Baa3     Chartered Semiconductor, 6.375%, 8/3/15           $    2,982,993
   1,140,000   BB+/Ba2       NXP BV, 7.785%, 10/15/14 (144A)                        1,177,050
                                                                               --------------
                                                                               $    4,160,043
                                                                               --------------
                             Total Semiconductors                              $    4,160,043
                                                                               --------------
                             Telecommunication Services - 1.8%
                             Integrated Telecommunication Services - 0.7%
   2,400,000   B-/B2         Eschelon Operating Co., 8.375%, 3/15/10           $    2,319,000
   2,800,000   B-/B3         PGS Solutions, Inc., 9.872%, 2/15/17 (144A)            2,807,000
   2,540,000   B-/B3         Stratos Global Corp., 9.875%, 2/15/13                  2,711,450
     818,000   NR/Baa3       Tele Norte Leste Participacoes, 8.0%, 12/18/13           876,487
                                                                               --------------
                                                                               $    8,713,937
                                                                               --------------
                             Wireless Telecommunication Services - 1.1%
   4,695,000   NR/B3         Digicel, Ltd., 9.25%, 9/1/12 (144A)               $    4,953,225
   4,910,000   B/B3          Intelsat Intermediate, 0.0%, 2/1/15                    4,075,300
   5,185,000   B/B2          True Move Co., Ltd., 10.75%, 12/16/13 (144A)           5,275,738
                                                                               --------------
                                                                               $   14,304,263
                                                                               --------------
                             Total Telecommunication Services                  $   23,018,200
                                                                               --------------


26  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/
   Principal     Moody's
    Amount       Ratings
    USD ($)    (unaudited)                                                          Value
                             Utilities - 0.8%
                             Electric Utilities - 0.6%
   3,828,825   NR/Ba1        Juniper Generation, 6.79%, 12/31/14 (144A)    $    3,730,003
   3,775,000   BBB-/Baa3     Kiowa Power Partners LLC, 5.737%,
                               3/30/21 (144A)                                   3,690,100
                                                                           --------------
                                                                           $    7,420,103
                                                                           --------------
                             Gas Utilities - 0.2%
   2,240,000   BB/Ba1        Southern Union Co., 7.2%, 11/1/66             $    2,258,061
                                                                           --------------
                             Total Utilities                               $    9,678,164
                                                                           --------------
                             TOTAL CORPORATE BONDS
                             (Cost $375,270,174)                           $  386,560,712
                                                                           --------------
                             U.S. GOVERNMENT & AGENCY OBLIGATIONS - 50.1%
  31,867,260                 Federal Home Loan Mortgage Corp.,
                               4.5%, 8/1/18-10/1/35                        $   30,594,464
  12,042,379                 Federal Home Loan Mortgage Corp.,
                               5.0%, 1/1/22-6/1/36                             11,701,982
  23,353,701                 Federal Home Loan Mortgage Corp.,
                               5.5%, 10/1/16-9/1/36                            23,137,169
  10,751,030                 Federal Home Loan Mortgage Corp.,
                               6.0% 6/1/17-6/1/35                              10,877,504
     520,452                 Federal Home Loan Mortgage Corp.,
                               6.5% 9/1/32-10/1/33                                536,561
  10,804,726                 Federal National Mortgage Association,
                               4.5%, 5/1/20-4/1/36                             10,262,101
  51,587,645                 Federal National Mortgage Association,
                               5.0%, 2/1/20-5/1/36                             50,506,525
  49,406,581                 Federal National Mortgage Association,
                               5.5%, 12/1/17-4/1/36                            49,116,948
  12,077,606                 Federal National Mortgage Association,
                               6.0% 6/1/16-6/1/36                              12,198,893
  10,500,000                 Federal National Mortgage Association,
                               6.375%, 8/15/07                                  8,487,304
  13,163,998                 Federal National Mortgage Association,
                               6.5%, 12/1/21-9/1/36                            13,451,950
      19,265                 Federal National Mortgage Association,
                               7.0%, 5/1/28-7/1/31                                 20,082
       3,609                 Federal National Mortgage Association,
                               7.5%, 1/1/28                                         3,786
  16,780,045                 Government National Mortgage Association,
                               4.5%, 9/15/33-5/15/36                           15,876,233


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                    S&P/
   Principal      Moody's
    Amount        Ratings
    USD ($)     (unaudited)                                                         Value
                             U.S. GOVERNMENT & AGENCY OBLIGATIONS - (continued)
  15,354,574                 Government National Mortgage Association,
                               5.0%, 11/15/16-6/15/35                          $   14,991,003
  99,831,060                 Government National Mortgage Association,
                               5.5%, 3/15/17-3/15/37                               99,382,989
  49,464,413                 Government National Mortgage Association,
                               6.0%, 1/15/11-2/15/37                               50,193,529
   1,866,970                 Government National Mortgage Association,
                               6.5%, 1/20/28-1/15/33                                1,919,789
      28,682                 Government National Mortgage Association,
                               7.0%, 5/15/29-6/15/31                                   30,003
         539                 Government National Mortgage Association,
                               7.5%, 8/15/29                                              563
       2,016                 Government National Mortgage Association,
                               8.0%, 12/15/29                                           2,141
       1,971                 Government National Mortgage Association I,
                               6.5%, 12/15/31                                           2,028
      10,396                 Government National Mortgage Association I,
                               7.0%, 5/15/31                                           10,871
   9,824,051                 Government National Mortgage Association II,
                               4.5%, 12/20/34-1/20/35                               9,263,547
     981,782                 Government National Mortgage Association II,
                               5.5%, 3/20/34                                          975,880
   6,166,759                 Government National Mortgage Association II,
                               6.0%, 5/20/32-8/20/36                                6,244,954
      20,337                 Government National Mortgage Association II,
                               7.0%, 1/20/29                                           21,206
   3,700,000                 U.S. Treasury Bonds, 4.0%, 2/15/14                     3,569,346
  11,500,000                 U.S. Treasury Bonds, 4.375%, 12/15/10                 11,440,706
  13,214,000                 U.S. Treasury Bonds, 5.25%, 11/15/28                  13,790,051
  14,870,000                 U.S. Treasury Bonds, 6.25%, 8/15/23                   17,071,459
  21,893,172                 U.S. Treasury Inflation Notes, 1.875%, 7/15/15        21,401,429
   5,710,544                 U.S. Treasury Inflation Notes, 2.0%, 1/15/16           5,622,430
     300,660                 U.S. Treasury Inflation Notes, 2.5%, 7/15/16             308,517
  18,838,087                 U.S. Treasury Inflation Notes, 3.0%, 7/15/12          19,746,140
  14,345,012                 U.S. Treasury Inflation Protected Security,
                               3.375%, 1/15/12                                     15,218,592
   3,139,803                 U.S. Treasury Inflation Protected Security,
                               3.5%, 1/15/11                                        3,315,067
  25,000,000                 U.S. Treasury Notes, 3.625%, 1/15/10                  24,399,425
  16,400,000                 U.S. Treasury Notes, 3.75%, 3/31/07                   16,400,000


28  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           S&P/
         Principal       Moody's
           Amount        Ratings
          USD ($)      (unaudited)                                                  Value
                                    U.S. GOVERNMENT & AGENCY OBLIGATIONS - (continued)
         9,350,000                  U.S. Treasury Notes, 4.0%, 2/15/15         $    8,963,583
         5,100,000                  U.S. Treasury Notes, 4.125%, 5/15/15            4,925,483
        10,500,000                  U.S. Treasury Notes, 4.25%, 1/15/11            10,396,229
         4,225,000                  U.S. Treasury Notes, 4.25%, 11/15/14            4,124,656
         1,000,000                  U.S. Treasury Notes, 4.25%, 8/15/15               973,242
        11,700,000                  U.S. Treasury Notes, 4.625%, 11/15/09          11,717,819
         9,330,000                  U.S. Treasury Notes, 4.875%, 2/15/12            9,475,417
         5,590,000                  U.S. Treasury Notes, 5.5%, 8/15/28              6,012,308
         8,800,000                  U.S. Treasury Strip, 0.0%, 11/15/13             6,512,387
                                                                               --------------
                                                                               $  635,194,291
                                                                               --------------
                                    TOTAL U.S. GOVERNMENT & AGENCY
                                    OBLIGATIONS
                                    (Cost $635,445,632)                        $  635,194,291
                                                                               --------------
                                    FOREIGN GOVERNMENT BONDS - 5.2%
ITL  4,870,000,000    B+/B2         Banco Nac De Desen Econo, 8.0%, 4/28/10    $    3,677,664
SEK     90,450,000    AAA/Aaa       Government of Sweden, 5.25%, 3/15/11           13,569,896
SEK     28,645,000    NR/NR         Government of Sweden, 5.5%, 10/8/12             4,410,709
SEK     23,365,000    NR/NR         Government of Sweden, 8.0%, 8/15/07             3,397,980
JPY  1,468,551,560    NR/NR         Japan Government, 1.1%, 12/10/16               12,348,479
NOK     24,450,000    AAA/Aaa       Norwegian Government, 5.5%, 5/15/09             4,081,479
NOK     20,293,000    AAA/Aaa       Norwegian Government, 6.0%, 5/16/11             3,506,128
AUD      5,344,000    AAA/Aaa       Ontario Province, 5.5%, 4/23/13                 4,118,674
AUD      6,780,000    AAA/Aaa       Queensland Treasury, 6.0%, 8/14/13              5,423,175
GBP      6,140,000    AAA/Aaa       United Kingdom Treasury, 4.75%, 6/7/10         11,871,537
                                                                               --------------
                                                                               $   66,405,721
                                                                               --------------
                                    TOTAL FOREIGN GOVERNMENT BONDS
                                    (Cost $60,504,310)                         $   66,405,721
                                                                               --------------
                                    SUPRANATIONAL BONDS - 0.1%
                                    Banks - 0.1%
                                    Diversified Banks - 0.1%
AUD      1,000,000    AAA/Aaa       Council of Europe, 5.5%, 1/18/12           $      778,070
                                                                               --------------
                                    TOTAL SUPRANATIONAL BONDS
                                    (Cost $659,721)                            $      778,070
                                                                               --------------


  The accompanying notes are an integral part of these financial statements.  29

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                    S&P/
   Principal      Moody's
    Amount        Ratings
    USD ($)     (unaudited)                                                       Value
                             MUNICIPAL BONDS - 0.7%
                             Muni Airport - 0.4%
     745,000   B/B3          New Jersey Economic Development Authority,
                               6.25%, 9/15/29                                $      770,233
   2,450,000   B/B3          New Jersey Economic Development Authority
                               Special Facility Revenue, 7.0%, 11/15/30           2,624,195
   2,450,000   NR/NR         Wayne Charter County SPL, 6.75%, 12/1/15             1,664,187
                                                                             --------------
                                                                             $    5,058,615
                                                                             --------------
                             Muni Tobacco - 0.2%
   2,800,000   BBB/Baa3      Tobacco Settlement Authority Washington,
                               6.625%, 6/1/32                                $    3,119,592
                                                                             --------------
                             Muni Utilities - 0.1%
   1,000,000   AAA/Aaa       San Antonio Texas Electric & Gas, 7.17%,
                               2/1/19 (144A) (c)                             $    1,318,140
                                                                             --------------
                             TOTAL MUNICIPAL BONDS
                             (Cost $8,340,647)                               $    9,496,347
                                                                             --------------
                             SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.5%*
                             Energy - 0.4%
                             Oil & Gas Exploration & Production - 0.4%
   3,520,000   NR/NR         Sandridge Energy, Fixed Rate Loan,
                               8.625% 4/1/15                                 $    3,581,600
   1,110,000   NR/NR         Sandridge Energy, Unsecured Term Loan,
                               3.625%, 4/1/14                                     1,127,344
                                                                             --------------
                                                                             $    4,708,944
                                                                             --------------
                             Total Energy                                    $    4,708,944
                                                                             --------------
                             Materials - 0.6%
                             Diversified Metals & Mining - 0.2%
   2,250,000   B/NR          Freeport-McMoran Copper & Gold, Trance B Term
                               Loan, 1.75%, 3/19/14                          $    2,258,709
                                                                             --------------
                             Paper Packaging - 0.4%
   4,775,819   BB-/Ba2       Georgia-Pacific Corp., Term B Loan,
                               7.09%, 12/20/12                               $    4,806,017
     473,813   BB-/Ba2       Georgia-Pacific Corp., Add-on Term Loan,
                               7.09% 12/20/12                                       476,700
                                                                             --------------
                                                                             $    5,282,717
                                                                             --------------
                             Total Materials                                 $    7,541,426
                                                                             --------------


30  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    S&P/
   Principal      Moody's
    Amount        Ratings
    USD ($)     (unaudited)                                                           Value
                             Commercial Services & Supplies - 0.0%
                             Commercial Printing - 0.0%
     413,793   B+/BA3        Cenveo Corp., Term C Loan, 1.75% 6/21/13            $      414,440
      86,207   B+/BA3        Cenveo Corp., Delayed Draw Loan,
                               1.75%, 6/21/13                                            86,342
                                                                                 --------------
                                                                                 $      500,782
                                                                                 --------------
                             Total Commercial Services & Supplies                $      500,782
                                                                                 --------------
                             Consumer Services - 0.1%
                             Casinos & Gaming - 0.1%
     110,500   NR/NR         Seminole Tribe of Florida, Term B-1 Delayed Loan,
                               1.5%, 3/5/14                                      $      110,742
     368,050   NR/NR         Seminole Tribe of Florida, Delayed Draw Loan,
                               1.5%, 2/20/14                                            368,856
     371,450   NR/NR         Seminole Tribe of Florida, Term B-2 Delayed Loan,
                               1.5%, 3/5/14                                             372,263
                                                                                 --------------
                                                                                 $      851,861
                                                                                 --------------
                             Total Consumer Services                             $      851,861
                                                                                 --------------
                             Media - 0.1%
                             Broadcasting & Cable TV - 0.1%
   1,080,000   B+/B2         Charter Communications, Refinancing Term Loan,
                               2.0%, 3/5/14                                      $    1,079,629
                                                                                 --------------
                             Total Media                                         $    1,079,629
                                                                                 --------------
                             Household & Personal Products - 0.0%
                             Household Products - 0.0%
     500,000   NR/NR         Yankee Candle Co., Term Loan B, 7.35%, 2/6/14       $      502,875
                                                                                 --------------
                             Personal Products - 0.0%
     250,000   BB-/Baa3      Brickman Group Holdings, Tranche B Term Loan,
                               7.399%, 1/23/14                                   $      250,859
                                                                                 --------------
                             Total Household & Personal Products                 $      753,734
                                                                                 --------------
                             Diversified Financials - 0.5%
                             Diversified Financial Services - 0.3%
   2,754,653   NR/NR         Aramark Corp., U.S. Term Loan,
                               7.475%, 1/26/14                                   $    2,765,765
     196,866   NR/NR         Aramark Corp., LC Facility Loan,
                               7.445%, 1/26/14                                          197,660
     673,470   B/Ba3         Nutro Products, Inc., Term Facility Loan,
                               7.349%, 4/26/13                                          675,996
                                                                                 --------------
                                                                                 $    3,639,421
                                                                                 --------------


  The accompanying notes are an integral part of these financial statements.  31

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

                    S&P/
   Principal      Moody's
    Amount        Ratings
    USD ($)     (unaudited)                                                       Value
                             Specialized Finance - 0.2%
   2,560,464   NR/NR         Ace Cash Express, Inc., Term Loan B,
                               8.33%, 10/5/13                                $    2,578,067
                                                                             --------------
                             Total Diversified Financials                    $    6,217,488
                                                                             --------------
                             Technology Hardware & Equipment - 0.6%
                             Electronic Equipment & Instruments - 0.4%
     688,271   NR/NR         Sally Holdings, LLC, Term B Loan,
                               7.86%, 11/18/13                               $      694,102
   4,360,000   BB/Ba3        Sanmina-SCI Corp., Term Loan B,
                               7.875%, 1/31/08                                    4,380,891
                                                                             --------------
                                                                             $    5,074,993
                                                                             --------------
                             Electronic Manufacturing Services - 0.2%
   2,185,000   NR/Ba3        Baldor Electric Co., Term Loan B,
                               7.125%, 12/31/13                              $    2,196,721
                                                                             --------------
                             Total Technology Hardware & Equipment           $    7,271,714
                                                                             --------------
                             Semiconductors - 0.1%
                             Semiconductors - 0.1%
   1,895,250   BB/NR         Freescale Semiconductor, Term Loan B,
                               7.11%, 11/29/13                               $    1,903,048
                                                                             --------------
                             Total Semiconductors                            $    1,903,048
                                                                             --------------
                             Telecommunication Services - 0.1%
                             Wireless Telecommunication Services - 0.1%
     500,000   B-/B1         American Cellular Corp., Tranche B Term Loan,
                               2.25%, 8/7/13                                 $      501,563
     860,000   B/B3          Knology, Inc., Term Loan B, 2.25%, 4/30/12             862,688
                                                                             --------------
                                                                             $    1,364,251
                                                                             --------------
                             Total Telecommunication Services                $    1,364,251
                                                                             --------------
                             TOTAL SENIOR SECURED FLOATING RATE
                             LOAN INTERESTS
                             (Cost $32,056,260)                              $   32,192,877
                                                                             --------------


32  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Shares                                                                 Value
                   RIGHTS/WARRANTS - 0.0%
                   Transportation - 0.0%
                   Railroads - 0.0%
        3,100      Atlantic Express Transportation, Exp. 4/15/08     $        6,200
                                                                     --------------
                   TOTAL RIGHTS/WARRANTS
                   (Cost $0)                                         $        6,200
                                                                     --------------
   Principal
     Amount
    USD ($)
                   TEMPORARY CASH INVESTMENTS - 1.0%
                   Repurchase Agreement - 0.4%
5,000,000          UBS Warburg, Inc., 5.18%, dated 3/30/07,
                     repurchase price of $5,000,000 plus accrued
                     interest on 4/2/07, collateralized by
                     $5,225,000 U.S. Treasury Bill, 0.0%, 9/20/07    $    5,000,000
                                                                     --------------
     Shares
                   Security Lending Collateral - 0.6%
8,207,844          Securities Lending Investment Fund, 5.26%         $    8,207,844
                                                                     --------------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $13,207,844)                                $   13,207,844
                                                                     --------------
                   TOTAL INVESTMENT IN SECURITIES - 94.5%
                   (Cost $1,180,539,116) (a)                         $1,199,625,285
                                                                     --------------
                   OTHER ASSETS AND LIABILITIES - 5.5%               $   69,270,304
                                                                     --------------
                   TOTAL NET ASSETS - 100.0%                         $1,268,895,589
                                                                     ==============

* Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

NR   Not rated by either S&P or Moody's.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2007, the value of these securities amounted to $220,697,080 or 17.4% of total net assets.


  The accompanying notes are an integral part of these financial statements.  33

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

(a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,180,863,932 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                         $27,818,238
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                          (9,056,885)
                                                                               -----------
      Net unrealized gain                                                      $18,761,353
                                                                               ===========

(b)   At March 31, 2007, the following securities were out on loan:

       Principal
          Amount     Description                                     Value
      $2,682,550     Ainsworth Lumber, 6.75%, 3/15/14           $1,864,372
       2,197,430     Graham Packaging Co., 9.875%, 10/15/14      2,241,379
         946,300     Verasun Energy Corp., 9.875%, 12/15/12        986,518
         271,750     WCI Communities, Inc., 6.625%, 3/15/15        254,086
       2,504,650     WCI Communities, Inc., 7.875%, 10/1/13      2,404,464
                                                                ----------
                     Total                                      $7,750,819
                                                                ==========

(c) Debt obligation with a variable interest rate. Rate shown is rate at period end.

NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

  AUD     Australian Dollar
  DKK     Danish Kroner
  ITL     Italian Lira
  JPY     Japanese Yen
  NOK     Norwegian Krone
  SEK     Swedish Krone
  GBP     British Pound

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2007, were as follows:

                                       Purchases             Sales
     Long-term U.S. Government      $190,596,523      $ 95,512,633
     Other Long-term Securities     $155,470,200      $123,330,539


34  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities loaned of
    $7,750,819) (cost $1,180,539,116)                                   $1,199,625,285
  Cash                                                                         519,725
  Foreign currencies, at value (cost $65,455,707)                           67,345,747
  Receivables -
    Investment securities sold                                               1,866,539
    Fund shares sold                                                         7,429,872
    Interest                                                                14,450,165
  Other                                                                        135,049
                                                                        --------------
      Total assets                                                      $1,291,372,382
                                                                        --------------
LIABILITIES:
  Payables -
    Investment securities purchased                                     $   10,171,290
    Fund shares repurchased                                                  1,850,609
    Dividends                                                                1,456,347
    Forward foreign currency portfolio hedge contracts, open - net             572,402
    Upon return of securities loaned                                         8,207,844
  Due to affiliates                                                            199,225
  Accrued expenses                                                              19,076
                                                                        --------------
      Total liabilities                                                 $   22,476,793
                                                                        --------------
NET ASSETS:
  Paid-in capital                                                       $1,244,203,561
  Undistributed net investment income                                          950,802
  Accumulated net realized gain on investments and foreign
    currency transactions                                                    3,276,959
  Net unrealized gain on investments                                        19,086,169
  Net unrealized gain on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies           1,378,098
                                                                        --------------
      Total net assets                                                  $1,268,895,589
                                                                        ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $629,266,593/59,880,735 shares)                     $        10.51
                                                                        ==============
  Class B (based on $126,694,284/12,242,544 shares)                     $        10.35
                                                                        ==============
  Class C (based on $422,255,932/41,015,456 shares)                     $        10.29
                                                                        ==============
  Class R (based on $77,157,388/7,224,124 shares)                       $        10.68
                                                                        ==============
  Class Y (based on $13,521,392/1,286,814 shares)                       $        10.51
                                                                        ==============
MAXIMUM OFFERING PRICE:
  Class A ($10.51 [divided by] 95.5%)                                   $        11.01
                                                                        ==============


  The accompanying notes are an integral part of these financial statements.  35

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/07

INVESTMENT INCOME:
  Interest                                                    $34,127,887
  Income from securities loaned, net                               10,255
                                                              -----------
      Total investment income                                                   $34,138,142
                                                                                -----------
EXPENSES:
  Management fees
  Transfer agent fees and expenses                            $ 3,544,893
    Class A                                                       482,233
    Class B                                                       158,031
    Class C                                                       326,179
    Class R                                                        22,363
    Class Y                                                        13,923
  Distribution fees
    Class A                                                       723,498
    Class B                                                       643,624
    Class C                                                     2,080,244
    Class R                                                       170,414
  Administrative reimbursements                                   135,466
  Custodian fees                                                   37,099
  Registration fees                                                33,602
  Professional fees                                                29,704
  Printing expense                                                 44,878
  Fees and expenses of nonaffiliated trustees                       6,972
  Miscellaneous                                                    23,339
                                                              -----------
      Total expenses                                                            $ 8,476,462
      Less fees paid indirectly                                                     (30,163)
                                                                                -----------
      Net expenses                                                              $ 8,446,299
                                                                                -----------
        Net investment income                                                   $25,691,843
                                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                               $ 8,841,567
    Forward foreign currency contracts and other assets and
      liabilities denominated in foreign currencies            (1,669,736)      $ 7,171,831
                                                              -----------       -----------
  Change in net unrealized gain (loss) on:
    Investments                                               $11,470,067
    Forward foreign currency contracts and other assets and
      liabilities denominated in foreign currencies             1,929,135       $13,399,202
                                                              -----------       -----------
  Net gain on investments and foreign currency transactions                     $20,571,033
                                                                                -----------
  Net increase in net assets resulting from operations                          $46,262,876
                                                                                ===========


36  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/07 and the Year Ended 9/30/06

                                                           Six Months
                                                             Ended
                                                            3/31/07          Year Ended
                                                          (unaudited)         9/30/06
FROM OPERATIONS:
Net investment income                                    $   25,691,843    $   50,286,239
Net realized gain (loss) on investments and foreign
  currency transactions                                       7,171,831          (302,649)
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                          13,399,202        (6,932,765)
                                                         --------------    --------------
    Net increase in net assets resulting from
      operations                                         $   46,262,876    $   43,050,825
                                                         --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.25 and $0.57 per share, respectively)    $  (13,675,325)   $  (25,595,405)
    Class B ($0.20 and $0.49 per share, respectively)        (2,545,606)       (6,483,792)
    Class C ($0.21 and $0.49 per share, respectively)        (8,381,225)      (19,510,711)
    Class R ($0.24 and $0.57 per share, respectively)        (1,566,420)       (2,379,187)
    Class Y ($0.27 and $0.62 per share, respectively)          (250,616)       (1,554,794)
Net realized gain:
    Class A ($0.00 and $0.12 per share, respectively)                 -        (4,993,879)
    Class B ($0.00 and $0.12 per share, respectively)                 -        (1,606,475)
    Class C ($0.00 and $0.12 per share, respectively)                 -        (4,615,505)
    Class R ($0.00 and $0.12 per share, respectively)                 -          (398,993)
    Class Y ($0.00 and $0.12 per share, respectively)                 -          (253,343)
                                                         --------------    --------------
      Total distributions to shareowners                 $  (26,419,192)   $  (67,392,084)
                                                         --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  250,456,485    $  488,280,069
Reinvestment of distributions                                17,252,844        42,297,439
Cost of shares repurchased                                 (167,584,454)     (372,035,435)
                                                         --------------    --------------
    Net increase in net assets resulting from
      Fund share transactions                            $  100,124,875    $  158,542,073
                                                         --------------    --------------
    Net increase in net assets                           $  119,968,559    $  134,200,814
NET ASSETS:
Beginning of period                                       1,148,927,030     1,014,726,216
                                                         --------------    --------------
End of period                                            $1,268,895,589    $1,148,927,030
                                                         ==============    ==============
Undistributed net investment income                      $      950,802    $    1,678,151
                                                         ==============    ==============


  The accompanying notes are an integral part of these financial statements.  37

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------

                                   '07 Shares      '07 Amount       '06 Shares       '06 Amount
                                   (unaudited)     (unaudited)
CLASS A
Shares sold                        15,085,524     $157,651,973       26,602,470     $ 274,245,355
Reinvestment of distributions         992,622       10,377,566        2,213,011        22,786,030
Less shares repurchased            (8,119,187)     (84,702,834)     (18,665,497)     (192,380,642)
                                   ----------     ------------      -----------     -------------
    Net increase                    7,958,959     $ 83,326,705       10,149,984     $ 104,650,743
                                   ==========     ============       ==========     =============

CLASS B
Shares sold                           974,825     $ 10,010,335        3,078,938     $  31,319,967
Reinvestment of distributions         117,785        1,212,304          387,413         3,931,159
Less shares repurchased            (1,801,492)     (18,479,817)      (3,599,878)      (36,551,723)
                                   ----------     ------------      -----------     -------------
    Net decrease                     (708,882)    $ (7,257,178)        (133,527)    $  (1,300,597)
                                   ==========     ============       ==========     =============

CLASS C
Shares sold                         5,311,705     $ 54,307,811       13,008,456     $ 131,520,804
Reinvestment of distributions         399,018        4,087,258        1,197,756        12,090,144
Less shares repurchased            (5,596,845)     (57,166,674)     (10,444,912)     (105,440,314)
                                   ----------     ------------      -----------     -------------
    Net increase                      113,878     $  1,228,395        3,761,300     $  38,170,634
                                   ==========     ============       ==========     =============

CLASS R
Shares sold                         2,059,996     $ 21,820,317        3,142,980     $  32,933,684
Reinvestment of distributions         135,454        1,439,511          243,776         2,550,959
Less shares repurchased              (550,329)      (5,843,709)        (784,862)       (8,214,847)
                                   ----------     ------------      -----------     -------------
    Net increase                    1,645,121     $ 17,416,119        2,601,894     $  27,269,796
                                   ==========     ============       ==========     =============

CLASS Y
Shares sold                           637,226     $  6,666,049        1,769,407     $  18,260,259
Reinvestment of distributions          13,014          136,205           91,317           939,147
Less shares repurchased              (133,631)      (1,391,420)      (2,854,173)      (29,447,909)
                                   ----------     ------------      -----------     -------------
    Net increase (decrease)           516,609     $  5,410,834         (993,449)    $ (10,248,503)
                                   ==========     ============       ==========     =============


38  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended           Year
                                                                3/31/07         Ended
                                                               (unaudited)      9/30/06
CLASS A
Net asset value, beginning of period                            $  10.33       $  10.58
                                                                --------       --------
Increase (decrease) from investment operations:
  Net investment income                                         $   0.24       $   0.52
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                   0.19          (0.08)
                                                                --------       --------
    Net increase from investment operations                     $   0.43       $   0.44
Distributions to shareowners:
  Net investment income                                            (0.25)         (0.57)
  Net realized gain                                                    -          (0.12)
                                                                --------       --------
Net increase (decrease) in net asset value                      $   0.18       $  (0.25)
                                                                --------       --------
Net asset value, end of period                                  $  10.51       $  10.33
                                                                ========       ========
Total return*                                                       4.17%          4.43%
Ratio of net expenses to average net assets+                        1.06%**        1.11%
Ratio of net investment income to average net assets+               4.64%**        5.05%
Portfolio turnover rate                                               39%**          46%
Net assets, end of period (in thousands)                        $629,267       $536,483
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                      1.06%**        1.11%
  Net investment income                                             4.64%**        5.05%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                      1.06%**        1.11%
  Net investment income                                             4.64%**        5.05%

                                                                 Year         Year         Year       Year
                                                                 Ended        Ended        Ended      Ended
                                                                9/30/05      9/30/04      9/30/03    9/30/02
CLASS A
Net asset value, beginning of period                           $  10.56     $  10.27     $   8.95    $  8.89
                                                               --------     --------     --------    -------
Increase (decrease) from investment operations:
  Net investment income                                        $   0.55     $   0.55     $   0.59    $  0.66
  Net realized and unrealized gain (loss) on investments and
   foreign currency transactions                                   0.19         0.41         1.32       0.05
                                                               --------     --------     --------    -------
  Net increase from investment operations                      $   0.74     $   0.96     $   1.91    $  0.71
Distributions to shareowners:
  Net investment income                                           (0.62)       (0.58)       (0.59)     (0.65)
  Net realized gain                                               (0.10)       (0.09)           -          -
                                                               --------     --------     --------    -------
Net increase (decrease) in net asset value                     $   0.02     $   0.29     $   1.32    $  0.06
                                                               --------     --------     --------    -------
Net asset value, end of period                                 $  10.58     $  10.56     $  10.27    $  8.95
                                                               ========     ========     ========    =======
Total return*                                                      7.18%        9.75%       21.95%      8.08%
Ratio of net expenses to average net assets+                       1.10%        1.08%        1.00%      0.94%
Ratio of net investment income to average net assets+              5.16%        5.42%        5.98%      7.14%
Portfolio turnover rate                                              48%          48%          55%        34%
Net assets, end of period (in thousands)                       $442,062     $241,409     $117,499    $31,815
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                     1.11%        1.17%        1.33%      1.92%
  Net investment income                                            5.15%        5.32%        5.65%      6.18%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                     1.10%        1.08%        1.00%      0.94%
  Net investment income                                            5.16%        5.42%        5.98%      7.16%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended          Year
                                                                3/31/07         Ended
                                                               (unaudited)      9/30/06
CLASS B
Net asset value, beginning of period                            $  10.18       $  10.43
                                                                --------       --------
Increase (decrease) from investment operations:
  Net investment income                                         $   0.19       $   0.44
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                   0.18          (0.08)
                                                                --------       --------
  Net increase from investment operations                       $   0.37       $   0.36
Distributions to shareowners:
  Net investment income                                            (0.20)         (0.49)
  Net realized gain                                                    -          (0.12)
                                                                --------       --------
Net increase (decrease) in net asset value                      $   0.17       $  (0.25)
                                                                --------       --------
Net asset value, end of period                                  $  10.35       $  10.18
                                                                ========       ========
Total return*                                                       3.69%          3.64%
Ratio of net expenses to average net assets+                        1.89%**        1.88%
Ratio of net investment income to average net assets+               3.81%**        4.31%
Portfolio turnover rate                                               39%**          46%
Net assets, end of period (in thousands)                        $126,694       $131,814
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                      1.89%**        1.88%
  Net investment income                                             3.81%**        4.31%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                      1.88%**        1.88%
  Net investment income                                             3.82%**        4.31%

                                                                 Year         Year        Year       Year
                                                                 Ended       Ended       Ended       Ended
                                                                9/30/05     9/30/04     9/30/03     9/30/02
CLASS B
Net asset value, beginning of period                           $  10.41     $ 10.13     $  8.86    $  8.85
                                                               --------     -------     -------    -------
Increase (decrease) from investment operations:
  Net investment income                                        $   0.47     $  0.47     $  0.56    $  0.60
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                  0.19        0.40        1.25       0.03
                                                               --------     -------     -------    -------
  Net increase from investment operations                      $   0.66     $  0.87     $  1.81    $  0.63
Distributions to shareowners:
  Net investment income                                           (0.54)      (0.50)      (0.54)     (0.62)
  Net realized gain                                               (0.10)      (0.09)          -          -
                                                               --------     -------     -------    -------
Net increase (decrease) in net asset value                     $   0.02     $  0.28     $  1.27    $  0.01
                                                               --------     -------     -------    -------
Net asset value, end of period                                 $  10.43     $ 10.41     $ 10.13    $  8.86
                                                               ========     =======     =======    =======
Total return*                                                      6.36%       8.87%      20.98%      7.19%
Ratio of net expenses to average net assets+                       1.87%       1.85%       1.76%      1.74%
Ratio of net investment income to average net assets+              4.42%       4.62%       5.23%      6.36%
Portfolio turnover rate                                              48%         48%         55%        34%
Net assets, end of period (in thousands)                       $136,508     $96,481     $77,392    $19,601
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                     1.89%       1.96%       2.09%      2.70%
  Net investment income                                            4.40%       4.51%       4.90%      5.38%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                     1.87%       1.85%       1.76%      1.73%
  Net investment income                                            4.42%       4.62%       5.23%      6.35%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                    Ended          Year
                                                                   3/31/07         Ended
                                                                  (unaudited)      9/30/06
CLASS C
Net asset value, beginning of period                               $  10.12       $  10.38
                                                                   --------       --------
Increase (decrease) from investment operations:
  Net investment income                                            $   0.20       $   0.44
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                      0.18          (0.09)
                                                                   --------       --------
  Net increase from investment operations                          $   0.38       $   0.35
Distributions to shareowners:
  Net investment income                                               (0.21)         (0.49)
  Net realized gain                                                       -          (0.12)
                                                                   --------       --------
Net increase (decrease) in net asset value                         $   0.17       $  (0.26)
                                                                   --------       --------
Net asset value, end of period                                     $  10.29       $  10.12
                                                                   ========       ========
Total return*                                                          3.74%          3.61%
Ratio of net expenses to average net assets+                           1.80%**        1.81%
Ratio of net investment income to average net assets+                  3.90%**        4.37%
Portfolio turnover rate                                                  39%**          46%
Net assets, end of period (in thousands)                           $422,256       $414,070
Ratios with no waiver of management fees by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                         1.80%**        1.81%
  Net investment income                                                3.90%**        4.37%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                         1.80%**        1.81%
  Net investment income                                                3.90%**        4.37%

                                                                    Year         Year         Year       Year
                                                                    Ended        Ended        Ended      Ended
                                                                   9/30/05      9/30/04      9/30/03    9/30/02
CLASS C
Net asset value, beginning of period                              $  10.36     $  10.08     $   8.83    $  8.82
                                                                  --------     --------     --------    -------
Increase (decrease) from investment operations:
  Net investment income                                           $   0.47     $   0.47     $   0.54    $  0.61
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                     0.19         0.41         1.25       0.02
                                                                  --------     --------     --------    -------
  Net increase from investment operations                         $   0.66     $   0.88     $   1.79    $  0.63
Distributions to shareowners:
  Net investment income                                              (0.54)       (0.51)       (0.54)     (0.62)
  Net realized gain                                                  (0.10)       (0.09)           -          -
                                                                  --------     --------     --------    -------
Net increase (decrease) in net asset value                        $   0.02     $   0.28     $   1.25    $  0.01
                                                                  --------     --------     --------    -------
Net asset value, end of period                                    $  10.38     $  10.36     $  10.08    $  8.83
                                                                  ========     ========     ========    =======
Total return*                                                         6.44%        9.00%       20.84%      7.22%
Ratio of net expenses to average net assets+                          1.81%        1.79%        1.70%      1.78%
Ratio of net investment income to average net assets+                 4.45%        4.68%        5.10%      6.13%
Portfolio turnover rate                                                 48%          48%          55%        34%
Net assets, end of period (in thousands)                          $385,436     $232,903     $156,285    $19,165
Ratios with no waiver of management fees by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                        1.83%        1.89%        2.02%      2.73%
  Net investment income                                               4.43%        4.58%        4.78%      5.16%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                        1.81%        1.79%        1.70%      1.75%
  Net investment income                                               4.45%        4.68%        5.10%      6.15%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  Six Months
                                                                     Ended         Year        Year       Year       4/1/03 (a)
                                                                    3/31/07       Ended       Ended       Ended          to
                                                                  (unaudited)    9/30/06     9/30/05     9/30/04      9/30/03
CLASS R
Net asset value, beginning of period                               $ 10.50       $ 10.76     $ 10.74     $10.45       $ 9.78
                                                                   -------       -------     -------     ------       ------
Increase (decrease) from investment operations:
  Net investment income                                            $  0.24       $  0.52     $  0.54     $ 0.53       $ 0.28
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                     0.18         (0.09)       0.20       0.42         0.67
                                                                   -------       -------     -------     ------       ------
  Net increase from investment operations                          $  0.42       $  0.43     $  0.74     $ 0.95       $ 0.95
Distributions to shareowners:
  Net investment income                                              (0.24)        (0.57)      (0.62)     (0.57)       (0.28)
  Net realized gain                                                      -         (0.12)      (0.10)     (0.09)           -
                                                                   -------       -------     -------     ------       ------
Net increase (decrease) in net asset value                         $  0.18       $ (0.26)    $  0.02     $ 0.29       $ 0.67
                                                                   -------       -------     -------     ------       ------
Net asset value, end of period                                     $ 10.68       $ 10.50     $ 10.76     $10.74       $10.45
                                                                   =======       =======     =======     ======       ======
Total return*                                                         4.06%         4.20%       7.00%      9.46%        9.83%(b)
Ratio of net expenses to average net assets+                          1.21%**       1.27%       1.28%      1.26%        1.06%**
Ratio of net investment income to average net assets+                 4.50%**       4.90%       4.83%      5.33%        4.75%**
Portfolio turnover rate                                                 39%**         46%         48%        48%          55%
Net assets, end of period (in thousands)                           $77,157       $58,592     $32,028     $3,721       $  176
Ratios with no waiver of management fees by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                                        1.21%**       1.27%       1.30%      1.33%        1.36%**
  Net investment income                                               4.50%**       4.90%       4.81%      5.26%        4.45%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                        1.21%**       1.27%       1.28%      1.26%        1.06%**
  Net investment income                                               4.50%**       4.90%       4.83%      5.33%        4.75%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Not annualized.
+    Ratios with no fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        Six Months
                                                                                           Ended         Year
                                                                                          3/31/07       Ended
                                                                                        (unaudited)    9/30/06
CLASS Y
Net asset value, beginning of period                                                     $ 10.35        $10.60
                                                                                         -------        ------
Increase (decrease) from investment operations:
  Net investment income                                                                  $  0.25        $ 0.54
  Net realized and unrealized gain (loss) on investments and foreign currency
    transactions                                                                            0.18         (0.05)
                                                                                         -------        ------
  Net increase from investment operations                                                $  0.43        $ 0.49
Distributions to shareowners:
  Net investment income                                                                    (0.27)        (0.62)
  Net realized gain                                                                            -         (0.12)
                                                                                         -------        ------
Net increase (decrease) in net asset value                                               $  0.16        $(0.25)
                                                                                         -------        ------
Net asset value, end of period                                                           $ 10.51        $10.35
                                                                                         =======        ======
Total return*                                                                               4.17%         4.89%
Ratio of net expenses to average net assets+                                                0.92%**       0.67%
Ratio of net investment income to average net assets+                                       4.80%**       5.56%
Portfolio turnover rate                                                                       39%**         46%
Net assets, end of period (in thousands)                                                 $13,521        $7,968
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                              0.92%**       0.67%
  Net investment income                                                                     4.80%**       5.56%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                                              0.92%**       0.67%
  Net investment income                                                                     4.80%**       5.56%

                                                                                          Year      9/10/04 (a)
                                                                                         Ended           to
                                                                                        9/30/05       9/30/04
CLASS Y
Net asset value, beginning of period                                                    $ 10.57        $10.47
                                                                                        -------        ------
Increase (decrease) from investment operations:
  Net investment income                                                                 $  0.58        $ 0.04
  Net realized and unrealized gain (loss) on investments and foreign currency
    transactions                                                                           0.21          0.10
                                                                                        -------        ------
  Net increase from investment operations                                               $  0.79        $ 0.14
Distributions to shareowners:
  Net investment income                                                                   (0.66)        (0.04)
  Net realized gain                                                                       (0.10)            -
                                                                                        -------        ------
Net increase (decrease) in net asset value                                              $  0.03        $ 0.10
                                                                                        -------        ------
Net asset value, end of period                                                          $ 10.60        $10.57
                                                                                        =======        ======
Total return*                                                                              7.65%         1.30%(b)
Ratio of net expenses to average net assets+                                               0.66%         0.33%**
Ratio of net investment income to average net assets+                                      5.52%         8.36%**
Portfolio turnover rate                                                                      48%           48%
Net assets, end of period (in thousands)                                                $18,692        $  120
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                             0.68%         0.99%**
  Net investment income                                                                    5.50%         7.70%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                                             0.66%         0.33%**
  Net investment income                                                                    5.52%         8.36%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
(a)  Class Y shares were first publicly offered on September 10, 2004.
(b)  Not annualized.
+    Ratios with no fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Strategic Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to produce a high level of current income.

The Fund invests in below investment grade debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. In addition, the Fund's investments in foreign markets or countries with limited developing markets may also subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class R shares were first publicly offered April 1, 2003. Class Y shares were first publicly offered September 10, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and had exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no readily available market quotations are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. For the six months ended March 31, 2007, there were no securities fair valued. Temporary cash investments are valued at either amortized cost or net asset value.

     Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/ amortization is included in interest income. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The Fund has elected to defer $433,684 in capital losses recognized between November 1, 2005 and September 30, 2006 to its fiscal year ending September 30, 2007.

     At September 30, 2006, the Fund had a net capital loss carryforward of $3,356,162, which will expire in 2014 if not utilized.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended September 30, 2006 was as follows:

-----------------------------------------------------------------------------
                                          2006
-----------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                    $60,164,976
  Long-term capital gain               7,227,108
                                     -----------
    Total                            $67,392,084
                                     ===========
-----------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at September 30, 2006.

-----------------------------------------------------------------------------
                                          2006
-----------------------------------------------------------------------------
  Undistributed ordinary income     $3,162,553
  Capital loss carryforward         (3,356,162)
  Post-October loss deferred          (433,684)
  Dividends payable                 (1,592,468)
  Unrealized appreciation            7,068,105
                                    ----------
    Total                           $4,848,344
                                    ==========
-----------------------------------------------------------------------------

     The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, interest on defaulted bonds and the mark to market of forward currency contracts.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $70,090 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2007.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or sub custodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for


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Pioneer Strategic Income Fund
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--------------------------------------------------------------------------------

     determining that the value of the collateral remains at least equal to the repurchase price.

H.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% on the first $1 billion of the Fund's average daily net assets, 0.55% on the next $9 billion and 0.50% on average daily net assets over $10 billion. For the six months ended March 31, 2007, the net management fee was equivalent to 0.59% of average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2007, $42,298 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.


                                                                              49
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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $108,747 in transfer agent fees payable to PIMSS at March 31, 2007.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares except Class Y shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $48,180 in distribution fees payable to PFD at March 31, 2007.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Class R shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower cost or market value of shares being redeemed. Redemptions of Class C shares within one year of


50
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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

purchase are subject to a CDSC of 1.00%. There are no CDSCs for Class Y or Class R shares. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2007, CDSCs in the amount of $256,272 were paid to PFD.

5. Expense Offset Agreements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended March 31, 2007, the Fund's expenses were reduced by $30,163 under such arrangements.

6. Forward Foreign Currency Contracts

At March 31, 2007, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. Open Portfolio hedges at March 31, 2007 were as follows:


----------------------------------------------------------------------------------------------
                   Net                                                                Net
               Contracts to       In Exchange     Settlement                      Unrealized
 Currency   (deliver)/receive         For            Date           Value         Gain (loss)
----------------------------------------------------------------------------------------------
  AUD      (13,113,000)          $ (10,593,507)      6/6/07   $(10,239,535)       $ (353,972)
  GBP       (6,137,000)          $ (12,074,823)     4/16/07   $(11,878,513)       $ (196,310)
  EUR       (1,900,000)          $  (2,539,316)     4/19/07   $ (2,517,196)       $  (22,120)
                                                                                  ----------
                                                                                  $ (572,402)
                                                                                  ==========
----------------------------------------------------------------------------------------------

At March 31, 2007, the Fund had no outstanding settlement hedges.

7. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would


                                                                              51
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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.


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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the


                                                                              53
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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of


54
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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group considered appropriate by the Independent Trustees for this purpose and the Lehman U.S. Universal Bond Index. The Fund's performance, based upon total return, was in the third quintile of its Morningstar category peer group for the 12 months ended June 30, 2006, in the second quintile of the peer group for the three years ended June 30, 2006, and in the first quintile of the peer group for the five years ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield of the Fund, before deduction of expenses, compared to the yield of the index. The Trustees, focusing on three-year total returns, concluded that the performance of the Fund was good.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to perform its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services


                                                                              55
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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

     performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the third quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable


56
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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of break points at future asset levels, any perceived or potential economies of scale would be shared between Fund's shareowners and the Investment Adviser in a reasonable manner as the Fund grows in size.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareholders. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.


                                                                              57
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Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Daniel K. Kingsbury, Executive Vice
Mary K. Bush                        President
Margaret B.W. Graham              Vincent Nave, Treasurer
Daniel K. Kingsbury               Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


58
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                           This page for your notes.


                                                                              59
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                           This page for your notes.


60
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.